Pension and Other Retiree Benefits (Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S.
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.50%	5.90%
Expected long-term rate of return	8.20%	8.20%	8.20%
International
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%	5.40%	5.80%
Expected long-term rate of return	6.20%	6.40%	6.80%
Rate of compensation increase	3.60%	4.40%	4.50%
Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.50%	5.00%	5.90%
Expected long-term rate of return	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%